COMMON STOCK (Details Narrative) - $ / shares	Sep. 17, 2024	Sep. 30, 2024	Dec. 31, 2023
Common stock, shares authorized		4,687,500	4,687,500
Common stock, par value		$ 0.00001	$ 0.00001
Reverse stock split	1 for 8
Maximum [Member]
Common stock, shares authorized		4,687,500